BISYS Fund Services
                          100 Summer Street, Suite 1500
                           Boston, Massachusetts 02110

March 2, 2007

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549

RE:      HSBC ADVISOR FUNDS TRUST (THE "TRUST")
         FILE NOS. 333-02205 AND 811-07583

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus dated February 28, 2007 does not differ from the form of Prospectus contained in the most recent post-effective amendment to the Registration Statement of the Trust. This Amendment to the Registration Statement was electronically filed under 485(b) as Post-Effective Amendment No. 19 on February 28, 2007 (Accession No. 0000930413-07-001797). In addition, the supplement dated February 28, 2007 filed electronically pursuant to Rule 497(e) (Accession No. 0000930413-07-001826) is attached to the definitive form of Prospectus.

If you have any questions regarding this certification, please contact me at
(212) 701-8684 or Gary Ashjian at (617) 824-1411.


Sincerely,

/s/Marc Schuman

Marc Schuman
Senior Counsel
BISYS Fund Services
Administrator to the Trust

Attachments

cc:      Richard Fabietti (HSBC)
         Elba Vasquez (HSBC)
         David Harris, Esq. (Dechert)
         Cynthia Baughman, Esq. (Dechert)